Other reserves (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2022	37,298	154	139	964	(19,646)	18,909
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	5,186	5,186
Transfer from other comprehensive income	—	—	—	—	13	13
Repurchases of shares	—	—	27	—	—	27
Share-based compensation	—	—	—	(137)	—	(137)
At June 30, 2022	37,298	154	168	827	(14,447)	23,998
At January 1, 2021	37,298	154	129	906	(25,735)	12,752
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	6,033	6,033
Transfer from other comprehensive income	—	—	—	—	(15)	(15)
Repurchases of shares	—	—	—	—	—	—
Share-based compensation	—	—	—	(219)	—	(219)
At June 30, 2021	37,298	154	129	687	(19,717)	18,552